Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of prepaid expenses and other assets
The following is a table summarizing our prepaid expenses and other current assets as of December 31, 2019 and 2018:

	At December 31,
In thousands of U.S. dollars	2019	2018
SSM - prepaid vessel operating expenses	$1,624	$2,461
Prepaid interest	6,596	6,870
Prepaid insurance	760	4,449
Third party - prepaid vessel operating expenses	2,123	712
Other prepaid expenses	2,752	1,179
	$13,855	$15,671